Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 3,203.2	$ 4,026.9	$ 4,448.0	$ 91.0
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,351.5
Pre-fixed percentage	94.77%
Post-fixed amount	$ 129.7
Post-fixed percentage	5.23%
Total amount	$ 2,481.2
Total percentage	100.00%
Pre-fixed amount	$ 2,704.0
Pre-fixed percentage	84.42%
Post-fixed amount	$ 499.2
Post-fixed percentage	15.58%
Total amount	$ 3,203.2	$ 4,026.9
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,351.5
Pre-fixed percentage	94.77%
Post-fixed amount	$ 129.7
Post-fixed percentage	5.23%
Total amount	$ 2,481.2
Total percentage	100.00%
Pre-fixed amount	$ 3,100.9
Pre-fixed percentage	96.80%
Post-fixed amount	$ 102.4
Post-fixed percentage	3.20%
Total amount	$ 3,203.3
Total percentage	100.00%